Note 5 - Fixed Assets	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.	Fixed assets

December 31, 2017	Cost	Accumulated depreciation	Net

Land	$2,521	$-	$2,521
Buildings	10,456	4,701	5,755
Vehicles	60,227	37,934	22,293
Furniture and equipment	64,003	44,565	19,438
Computer equipment and software	93,007	69,309	23,698
Leasehold improvements	29,389	18,038	11,351
	$259,603	$174,547	$85,056

December 31, 2016	Cost	Accumulated depreciation	Net

Land	$2,520	$-	$2,520
Buildings	10,366	4,529	5,837
Vehicles	52,497	33,739	18,758
Furniture and equipment	54,194	37,807	16,387
Computer equipment and software	81,516	59,896	21,620
Leasehold improvements	23,550	15,589	7,961
	$224,643	$151,560	$73,083

Included in fixed assets are vehicles, office and computer equipment under capital lease at a cost of
$8,109
(
2016
-
$6,548
) and net book value of
$3,935
(
2016
-
$2,826
).